Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts	$ 32	$ 29
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986	36	39
Allowance for sales returns	39	33
Deferred compensation	36	27
Unrecognized federal and state tax benefits	29	31
Accrued liabilities	25	29
Other	36	42
Subtotal	233	230
Valuation allowance	(1)	(1)
Total deferred tax assets	232	229
Deferred tax liabilities:
Depreciation and amortization	(1,349)	(1,455)
Cumulative translation of foreign currencies	(47)	(33)
Total deferred tax liabilities	(1,396)	(1,488)
Net deferred tax liability	$ (1,164)	$ (1,259)